Goodwill and Identifiable Intangible Assets - Summary of Amortization expense in the accompanying consolidated statements of operations and comprehensive loss (Details) - MARIADB CORPORATION AB [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	$ 224	$ 199
Research and Development Expense [Member]
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	43	0
Selling and Marketing Expense [Member]
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	52	59
General and Administrative Expense [Member]
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	$ 129	$ 140